Shareholder Report, Holdings (Details)	Apr. 30, 2026
Global Equity - Advisor | Alphabet Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Global Equity - Advisor | Amazon.com Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Global Equity - Advisor | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Global Equity - Advisor | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Global Equity - Advisor | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Global Equity - Advisor | Meta Platforms Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Global Equity - Advisor | Netflix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Global Equity - Advisor | Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Global Equity - Advisor | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Global Equity - Advisor | Samsung Electronics Co., Ltd. - GDR, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Global Equity - Advisor | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Global Equity - Advisor | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Global Equity - Advisor | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Global Equity - Advisor | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Global Equity - Advisor | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Global Equity - Advisor | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Global Equity - Advisor | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Global Equity - Advisor | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Global Equity - Advisor | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Global Equity - Advisor | Cash Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Global Equity - Advisor | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Global Equity - Advisor | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Global Equity - Advisor | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Global Equity - Advisor | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Global Equity - Advisor | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Global Equity - Advisor | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.00%
Global Equity - Advisor | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Global Equity - Advisor | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Global Equity - Institutional Class | Alphabet Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Global Equity - Institutional Class | Amazon.com Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Global Equity - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Global Equity - Institutional Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Global Equity - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Global Equity - Institutional Class | Meta Platforms Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Global Equity - Institutional Class | Netflix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Global Equity - Institutional Class | Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Global Equity - Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Global Equity - Institutional Class | Samsung Electronics Co., Ltd. - GDR, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Global Equity - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Global Equity - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Global Equity - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Global Equity - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Global Equity - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Global Equity - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Global Equity - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Global Equity - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Global Equity - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Global Equity - Institutional Class | Cash Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Global Equity - Institutional Class | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Global Equity - Institutional Class | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Global Equity - Institutional Class | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Global Equity - Institutional Class | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Global Equity - Institutional Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Global Equity - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.00%
Global Equity - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Global Equity - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Global Equity - Institutional Class Z | Alphabet Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Global Equity - Institutional Class Z | Amazon.com Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Global Equity - Institutional Class Z | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Global Equity - Institutional Class Z | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Global Equity - Institutional Class Z | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Global Equity - Institutional Class Z | Meta Platforms Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Global Equity - Institutional Class Z | Netflix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Global Equity - Institutional Class Z | Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Global Equity - Institutional Class Z | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Global Equity - Institutional Class Z | Samsung Electronics Co., Ltd. - GDR, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Global Equity - Institutional Class Z | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Global Equity - Institutional Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Global Equity - Institutional Class Z | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Global Equity - Institutional Class Z | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Global Equity - Institutional Class Z | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Global Equity - Institutional Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Global Equity - Institutional Class Z | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Global Equity - Institutional Class Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Global Equity - Institutional Class Z | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Global Equity - Institutional Class Z | Cash Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Global Equity - Institutional Class Z | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Global Equity - Institutional Class Z | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Global Equity - Institutional Class Z | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Global Equity - Institutional Class Z | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Global Equity - Institutional Class Z | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Global Equity - Institutional Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.00%
Global Equity - Institutional Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Global Equity - Institutional Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
International Equity - Institutional Class | Manulife Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equity - Institutional Class | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
International Equity - Institutional Class | Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
International Equity - Institutional Class | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
International Equity - Institutional Class | Rio Tinto plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Equity - Institutional Class | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Equity - Institutional Class | Samsung Electronics Co., Ltd. - GDR, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
International Equity - Institutional Class | Delta Electronics Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
International Equity - Institutional Class | Contemporary Amperex Technology Co., Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equity - Institutional Class | Northern Institutional Funds - Treasury Portfolio (Premier Shares) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
International Equity - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
International Equity - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
International Equity - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
International Equity - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
International Equity - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
International Equity - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
International Equity - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
International Equity - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Equity - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
International Equity - Institutional Class | Cash Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
International Equity - Institutional Class | Other Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
International Equity - Institutional Class | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
International Equity - Institutional Class | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
International Equity - Institutional Class | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
International Equity - Institutional Class | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
International Equity - Institutional Class | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
International Equity - Institutional Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
International Equity - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.90%
International Equity - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
International Equity - Institutional Class Z [Member] | Manulife Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equity - Institutional Class Z [Member] | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
International Equity - Institutional Class Z [Member] | Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
International Equity - Institutional Class Z [Member] | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
International Equity - Institutional Class Z [Member] | Rio Tinto plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Equity - Institutional Class Z [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Equity - Institutional Class Z [Member] | Samsung Electronics Co., Ltd. - GDR, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
International Equity - Institutional Class Z [Member] | Delta Electronics Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
International Equity - Institutional Class Z [Member] | Contemporary Amperex Technology Co., Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equity - Institutional Class Z [Member] | Northern Institutional Funds - Treasury Portfolio (Premier Shares) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
International Equity - Institutional Class Z [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
International Equity - Institutional Class Z [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
International Equity - Institutional Class Z [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
International Equity - Institutional Class Z [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
International Equity - Institutional Class Z [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
International Equity - Institutional Class Z [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
International Equity - Institutional Class Z [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
International Equity - Institutional Class Z [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Equity - Institutional Class Z [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
International Equity - Institutional Class Z [Member] | Cash Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
International Equity - Institutional Class Z [Member] | Other Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
International Equity - Institutional Class Z [Member] | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
International Equity - Institutional Class Z [Member] | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
International Equity - Institutional Class Z [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
International Equity - Institutional Class Z [Member] | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
International Equity - Institutional Class Z [Member] | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
International Equity - Institutional Class Z [Member] | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
International Equity - Institutional Class Z [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.90%
International Equity - Institutional Class Z [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
International Equity - Investor Class | Manulife Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equity - Investor Class | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
International Equity - Investor Class | Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
International Equity - Investor Class | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
International Equity - Investor Class | Rio Tinto plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Equity - Investor Class | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Equity - Investor Class | Samsung Electronics Co., Ltd. - GDR, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
International Equity - Investor Class | Delta Electronics Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
International Equity - Investor Class | Contemporary Amperex Technology Co., Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equity - Investor Class | Northern Institutional Funds - Treasury Portfolio (Premier Shares) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
International Equity - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
International Equity - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
International Equity - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
International Equity - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
International Equity - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
International Equity - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
International Equity - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
International Equity - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Equity - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
International Equity - Investor Class | Cash Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
International Equity - Investor Class | Other Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
International Equity - Investor Class | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
International Equity - Investor Class | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
International Equity - Investor Class | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
International Equity - Investor Class | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
International Equity - Investor Class | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
International Equity - Investor Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
International Equity - Investor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.90%
International Equity - Investor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
International Developed Markets Equity - Institutional Class | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
International Developed Markets Equity - Institutional Class | Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Developed Markets Equity - Institutional Class | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
International Developed Markets Equity - Institutional Class | Allianz SE, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Developed Markets Equity - Institutional Class | Rio Tinto plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Developed Markets Equity - Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Developed Markets Equity - Institutional Class | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Developed Markets Equity - Institutional Class | BAE Systems plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Developed Markets Equity - Institutional Class | Samsung Electronics Co., Ltd. - GDR, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Developed Markets Equity - Institutional Class | Northern Institutional Funds - Treasury Portfolio (Premier Shares) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Developed Markets Equity - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
International Developed Markets Equity - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
International Developed Markets Equity - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
International Developed Markets Equity - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
International Developed Markets Equity - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
International Developed Markets Equity - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
International Developed Markets Equity - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
International Developed Markets Equity - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
International Developed Markets Equity - Institutional Class | Cash Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Developed Markets Equity - Institutional Class | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
International Developed Markets Equity - Institutional Class | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
International Developed Markets Equity - Institutional Class | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
International Developed Markets Equity - Institutional Class | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
International Developed Markets Equity - Institutional Class | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
International Developed Markets Equity - Institutional Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Developed Markets Equity - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.20%
International Developed Markets Equity - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
International Small Companies - Institutional Class | Clarkson plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Small Companies - Institutional Class | Rubis SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Small Companies - Institutional Class | Cranswick plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Small Companies - Institutional Class | KWS Saat SE & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
International Small Companies - Institutional Class | Silergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Small Companies - Institutional Class | Diploma plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Small Companies - Institutional Class | Kinaxis Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
International Small Companies - Institutional Class | Artea Bankas AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
International Small Companies - Institutional Class | ASPEED Technology Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Small Companies - Institutional Class | Hoa Phat Group JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Small Companies - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Small Companies - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
International Small Companies - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
International Small Companies - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
International Small Companies - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
International Small Companies - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
International Small Companies - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
International Small Companies - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
International Small Companies - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
International Small Companies - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Small Companies - Institutional Class | Cash Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
International Small Companies - Institutional Class | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
International Small Companies - Institutional Class | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
International Small Companies - Institutional Class | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
International Small Companies - Institutional Class | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
International Small Companies - Institutional Class | Frontier Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
International Small Companies - Institutional Class | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
International Small Companies - Institutional Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
International Small Companies - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
International Small Companies - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
International Small Companies - Institutional Class Z | Clarkson plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Small Companies - Institutional Class Z | Rubis SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Small Companies - Institutional Class Z | Cranswick plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Small Companies - Institutional Class Z | KWS Saat SE & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
International Small Companies - Institutional Class Z | Silergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Small Companies - Institutional Class Z | Diploma plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Small Companies - Institutional Class Z | Kinaxis Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
International Small Companies - Institutional Class Z | Artea Bankas AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
International Small Companies - Institutional Class Z | ASPEED Technology Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Small Companies - Institutional Class Z | Hoa Phat Group JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Small Companies - Institutional Class Z | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Small Companies - Institutional Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
International Small Companies - Institutional Class Z | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
International Small Companies - Institutional Class Z | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
International Small Companies - Institutional Class Z | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
International Small Companies - Institutional Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
International Small Companies - Institutional Class Z | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
International Small Companies - Institutional Class Z | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
International Small Companies - Institutional Class Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
International Small Companies - Institutional Class Z | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Small Companies - Institutional Class Z | Cash Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
International Small Companies - Institutional Class Z | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
International Small Companies - Institutional Class Z | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
International Small Companies - Institutional Class Z | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
International Small Companies - Institutional Class Z | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
International Small Companies - Institutional Class Z | Frontier Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
International Small Companies - Institutional Class Z | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
International Small Companies - Institutional Class Z | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
International Small Companies - Institutional Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
International Small Companies - Institutional Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
International Small Companies - Investor Class | Clarkson plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Small Companies - Investor Class | Rubis SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Small Companies - Investor Class | Cranswick plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Small Companies - Investor Class | KWS Saat SE & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
International Small Companies - Investor Class | Silergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Small Companies - Investor Class | Diploma plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Small Companies - Investor Class | Kinaxis Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
International Small Companies - Investor Class | Artea Bankas AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
International Small Companies - Investor Class | ASPEED Technology Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Small Companies - Investor Class | Hoa Phat Group JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Small Companies - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Small Companies - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
International Small Companies - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
International Small Companies - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
International Small Companies - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
International Small Companies - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
International Small Companies - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
International Small Companies - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
International Small Companies - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
International Small Companies - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Small Companies - Investor Class | Cash Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
International Small Companies - Investor Class | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
International Small Companies - Investor Class | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
International Small Companies - Investor Class | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
International Small Companies - Investor Class | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
International Small Companies - Investor Class | Frontier Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
International Small Companies - Investor Class | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
International Small Companies - Investor Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
International Small Companies - Investor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
International Small Companies - Investor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Emerging Markets - Institutional Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Emerging Markets - Institutional Class | Samsung Electronics Co., Ltd. - GDR, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Institutional Emerging Markets - Institutional Class | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Emerging Markets - Institutional Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Emerging Markets - Institutional Class | ASPEED Technology Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Emerging Markets - Institutional Class | Delta Electronics Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Emerging Markets - Institutional Class | Contemporary Amperex Technology Co., Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Emerging Markets - Institutional Class | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Emerging Markets - Institutional Class | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Emerging Markets - Institutional Class | Northern Institutional Funds - Treasury Portfolio (Premier Shares) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Emerging Markets - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Institutional Emerging Markets - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Institutional Emerging Markets - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Institutional Emerging Markets - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Institutional Emerging Markets - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Institutional Emerging Markets - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Emerging Markets - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Institutional Emerging Markets - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Emerging Markets - Institutional Class | Cash Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Emerging Markets - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Emerging Markets - Institutional Class | China + Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Institutional Emerging Markets - Institutional Class | Frontier Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Emerging Markets - Institutional Class | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Emerging Markets - Institutional Class | Rest of Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Emerging Markets - Institutional Class | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Emerging Markets - Institutional Class | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Institutional Emerging Markets - Institutional Class | Developed Market Listed [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Emerging Markets - Institutional Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Emerging Markets - Institutional Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Institutional Emerging Markets - Institutional Class | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Institutional Emerging Markets - Institutional Class | India
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Institutional Emerging Markets - Institutional Class Z | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Emerging Markets - Institutional Class Z | Samsung Electronics Co., Ltd. - GDR, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Institutional Emerging Markets - Institutional Class Z | SK hynix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Emerging Markets - Institutional Class Z | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Emerging Markets - Institutional Class Z | ASPEED Technology Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Emerging Markets - Institutional Class Z | Delta Electronics Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Emerging Markets - Institutional Class Z | Contemporary Amperex Technology Co., Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Emerging Markets - Institutional Class Z | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Emerging Markets - Institutional Class Z | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Emerging Markets - Institutional Class Z | Northern Institutional Funds - Treasury Portfolio (Premier Shares) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Emerging Markets - Institutional Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Institutional Emerging Markets - Institutional Class Z | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Institutional Emerging Markets - Institutional Class Z | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Institutional Emerging Markets - Institutional Class Z | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Institutional Emerging Markets - Institutional Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Institutional Emerging Markets - Institutional Class Z | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Emerging Markets - Institutional Class Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Institutional Emerging Markets - Institutional Class Z | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Emerging Markets - Institutional Class Z | Cash Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Emerging Markets - Institutional Class Z | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Emerging Markets - Institutional Class Z | China + Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Institutional Emerging Markets - Institutional Class Z | Frontier Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Emerging Markets - Institutional Class Z | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Emerging Markets - Institutional Class Z | Rest of Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Emerging Markets - Institutional Class Z | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Emerging Markets - Institutional Class Z | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Institutional Emerging Markets - Institutional Class Z | Developed Market Listed [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Emerging Markets - Institutional Class Z | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Emerging Markets - Institutional Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Institutional Emerging Markets - Institutional Class Z | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Institutional Emerging Markets - Institutional Class Z | India
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Frontier Emerging Markets - Institutional Class | Northern Institutional Funds - Treasury Portfolio (Premier Shares) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Frontier Emerging Markets - Institutional Class | Credicorp Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Frontier Emerging Markets - Institutional Class | International Container Terminal Services Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Frontier Emerging Markets - Institutional Class | Mobile World Investment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Frontier Emerging Markets - Institutional Class | Banca Transilvania SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Frontier Emerging Markets - Institutional Class | Societe d'Exploitation des Ports [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Frontier Emerging Markets - Institutional Class | NAC Kazatomprom JSC - GDR, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Frontier Emerging Markets - Institutional Class | Grupo Cibest SA - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Frontier Emerging Markets - Institutional Class | Hoa Phat Group JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Frontier Emerging Markets - Institutional Class | Kaspi.KZ JSC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Frontier Emerging Markets - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Frontier Emerging Markets - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Frontier Emerging Markets - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Frontier Emerging Markets - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Frontier Emerging Markets - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Frontier Emerging Markets - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Frontier Emerging Markets - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Frontier Emerging Markets - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Frontier Emerging Markets - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Frontier Emerging Markets - Institutional Class | Cash Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Frontier Emerging Markets - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Frontier Emerging Markets - Institutional Class | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Frontier Emerging Markets - Institutional Class | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Frontier Emerging Markets - Institutional Class | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Frontier Emerging Markets - Institutional Class | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Frontier Emerging Markets - Institutional Class | Developed Market Listed [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Frontier Emerging Markets - Institutional Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Frontier Emerging Markets - Institutional Class | Gulf States [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Frontier Emerging Markets - Institutional Class Z | Northern Institutional Funds - Treasury Portfolio (Premier Shares) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Frontier Emerging Markets - Institutional Class Z | Credicorp Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Frontier Emerging Markets - Institutional Class Z | International Container Terminal Services Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Frontier Emerging Markets - Institutional Class Z | Mobile World Investment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Frontier Emerging Markets - Institutional Class Z | Banca Transilvania SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Frontier Emerging Markets - Institutional Class Z | Societe d'Exploitation des Ports [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Frontier Emerging Markets - Institutional Class Z | NAC Kazatomprom JSC - GDR, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Frontier Emerging Markets - Institutional Class Z | Grupo Cibest SA - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Frontier Emerging Markets - Institutional Class Z | Hoa Phat Group JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Frontier Emerging Markets - Institutional Class Z | Kaspi.KZ JSC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Frontier Emerging Markets - Institutional Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Frontier Emerging Markets - Institutional Class Z | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Frontier Emerging Markets - Institutional Class Z | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Frontier Emerging Markets - Institutional Class Z | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Frontier Emerging Markets - Institutional Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Frontier Emerging Markets - Institutional Class Z | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Frontier Emerging Markets - Institutional Class Z | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Frontier Emerging Markets - Institutional Class Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Frontier Emerging Markets - Institutional Class Z | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Frontier Emerging Markets - Institutional Class Z | Cash Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Frontier Emerging Markets - Institutional Class Z | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Frontier Emerging Markets - Institutional Class Z | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Frontier Emerging Markets - Institutional Class Z | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Frontier Emerging Markets - Institutional Class Z | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Frontier Emerging Markets - Institutional Class Z | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Frontier Emerging Markets - Institutional Class Z | Developed Market Listed [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Frontier Emerging Markets - Institutional Class Z | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Frontier Emerging Markets - Institutional Class Z | Gulf States [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Frontier Emerging Markets - Investor Class | Northern Institutional Funds - Treasury Portfolio (Premier Shares) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Frontier Emerging Markets - Investor Class | Credicorp Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Frontier Emerging Markets - Investor Class | International Container Terminal Services Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Frontier Emerging Markets - Investor Class | Mobile World Investment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Frontier Emerging Markets - Investor Class | Banca Transilvania SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Frontier Emerging Markets - Investor Class | Societe d'Exploitation des Ports [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Frontier Emerging Markets - Investor Class | NAC Kazatomprom JSC - GDR, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Frontier Emerging Markets - Investor Class | Grupo Cibest SA - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Frontier Emerging Markets - Investor Class | Hoa Phat Group JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Frontier Emerging Markets - Investor Class | Kaspi.KZ JSC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Frontier Emerging Markets - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Frontier Emerging Markets - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Frontier Emerging Markets - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Frontier Emerging Markets - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Frontier Emerging Markets - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Frontier Emerging Markets - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Frontier Emerging Markets - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Frontier Emerging Markets - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Frontier Emerging Markets - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Frontier Emerging Markets - Investor Class | Cash Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Frontier Emerging Markets - Investor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Frontier Emerging Markets - Investor Class | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Frontier Emerging Markets - Investor Class | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Frontier Emerging Markets - Investor Class | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Frontier Emerging Markets - Investor Class | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Frontier Emerging Markets - Investor Class | Developed Market Listed [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Frontier Emerging Markets - Investor Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Frontier Emerging Markets - Investor Class | Gulf States [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%